SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Revenue
Total Gross Sales									$ 4,565,749	$ 4,006,203	$ 3,297,377
Sales allowances									(76,569)	(65,021)	(56,884)
Net sales	$ 988,179	$ 1,212,702	$ 1,294,440	$ 993,857	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	4,489,180	3,941,182	3,240,493
Value-Added Sales
Revenue
Total Gross Sales									2,854,661	2,535,008	2,067,738
Trusses - residential, modular and manufactured housing
Revenue
Total Gross Sales									421,996	368,591	334,956
Fencing
Revenue
Total Gross Sales									179,037	187,905	176,668
Decking and railing - composite, wood and other
Revenue
Total Gross Sales									271,499	244,910	200,004
Turn-key framing and installed sales
Revenue
Total Gross Sales									151,260	149,520	141,474
Industrial packaging and components
Revenue
Total Gross Sales									581,622	471,262	391,610
Engineered wood products (eg. LVL; i-joist)
Revenue
Total Gross Sales									83,212	76,507	76,503
In-store fixtures
Revenue
Total Gross Sales									252,341	260,174	87,262
Manufactured brite and other lumber
Revenue
Total Gross Sales									102,333	78,638	68,517
Wall panels
Revenue
Total Gross Sales									69,889	61,226	53,279
Outdoor DIY products (eg. stakes; landscape ties)
Revenue
Total Gross Sales									124,907	110,327	106,284
Construction and building materials (eg. door packages; drywall)
Revenue
Total Gross Sales									305,374	265,048	204,732
Lattice - plastic and wood
Revenue
Total Gross Sales									48,614	48,736	50,556
Manufactured brite and other panels
Revenue
Total Gross Sales									97,314	75,742	60,753
Siding, trim and moulding
Revenue
Total Gross Sales									98,370	85,016	66,048
Hardware
Revenue
Total Gross Sales									24,662	21,218	20,713
Manufactured treated lumber
Revenue
Total Gross Sales									20,889	17,584	17,412
Other
Revenue
Total Gross Sales									21,342	12,604	10,967
Commodity-Based Sales
Revenue
Total Gross Sales									1,711,088	1,471,195	1,229,639
Non-manufactured brite and other lumber
Revenue
Total Gross Sales									718,456	576,374	469,042
Non-manufactured treated lumber
Revenue
Total Gross Sales									647,222	575,505	479,333
Non-manufactured brite and other panels
Revenue
Total Gross Sales									285,888	271,310	238,806
Non-manufactured treated panels
Revenue
Total Gross Sales									39,768	34,970	30,374
Other
Revenue
Total Gross Sales									$ 19,754	$ 13,036	$ 12,084